Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Oct. 30, 2021	Mar. 31, 2023	Mar. 07, 2023	Mar. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Acquired percentage		51.00%	51.00%
Commitment consideration			$ 10,000,000
Capital commitment aggregate amount	$ 800,000
Aggregate amount paid
Shareholding percentage	75.00%
Sri Sai [Member]
Commitments and Contingencies (Details) [Line Items]
Acquired percentage		51.00%
Commitment consideration		$ 10,000,000
Commitment for capital investment		$ 7,500,000
Aggregate amount paid	$ 70,000